Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of warrant activities
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding, March 31, 2016	3,600,000	$0.050	4.16
Granted	4,233,674	0.005	3.16
Exercised	(7,558,674)	0.026	3.51
Forfeited/expired	—	—	—
Balance outstanding, December 31, 2016	275,000	$0.005	2.47
Exercisable, December 31, 2016	275,000	$0.005	2.47

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding, March 31, 2014	2,250,000	$0.075	8.49
Granted	7,250,000	0.005	3.92
Exercised	(5,900,000)	0.005	3.92
Forfeited/expired	—	—	—
Balance outstanding, March 31, 2015	3,600,000	$0.045	3.21
Granted	1,162,500	0.005	2.31
Exercised	(1,162,500)	0.005	4.24
Forfeited/expired	—	—	—
Balance outstanding, March 31, 2016	3,600,000	$0.05	4.16
Exercisable, March 31, 2016	3,600,000	$0.10	4.16